Earnings per ordinary share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per ordinary share
16 Earnings per ordinary share

Earnings per ordinary share
			Weighted average number
			of ordinary shares outstanding
	Amount		during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	30 June 2025	30 June 2024	30 June 2025	30 June 2024	30 June 2025	30 June 2024
Basic earnings	3,915	4,456	3,041.9	3,292.5	1.29	1.35
Basic earnings from continuing operations	3,915	4,456			1.29	1.35

Effect of dilutive instruments:
Share plans			0.0	3.3
			0.0	3.3

Diluted earnings	3,915	4,456	3,041.9	3,295.8	1.29	1.35
Diluted earnings from continuing operations	3,915	4,456			1.29	1.35
Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding, own shares held by group companies (including share buyback programmes) are deducted from the total number of ordinary shares in issue.

Dilutive instruments
Diluted earnings per share is calculated as if the share plans outstanding at the end of the period had been exercised at the beginning of the period and assuming that the cash received from dilutive instruments (if any) is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising share plans is added to the average number of shares used for the calculation of diluted earnings per share.